SHARE-BASED COMPENSATION - Summary of option activity (Detail) - ¥ / shares	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Share-based Payment Arrangement [Abstract]
Number of Options - Beginning balance	70,000,000	70,000,000	26,450,000
Number of Options - Granted			43,550,000
Number of Options - Forfeited	1,780,000
Number of Options - Ending balance	68,220,000	70,000,000	70,000,000	26,450,000
Number of Options - Vested or expected to vest	68,220,000
Exercise Price RMB - Beginning balance	¥ 2	¥ 2	¥ 2
Exercise Price RMB - Forfeited	2
Exercise Price RMB - Ending balance	2	¥ 2	¥ 2	¥ 2
Exercise Price RMB - Vested or expected to vest	¥ 2
Remaining Contractual Life	6 years 8 months 26 days	7 years 8 months 23 days	8 years 8 months 23 days	7 years 11 months 1 day
Remaining Contractual Life - Vested or expected to vest	6 years 8 months 26 days
Remaining Contractual Life - Forfeited	7 years 8 months 23 days